TAXATION - Income Tax - Applicable Tax Rates (Details)				3 Months Ended	12 Months Ended		36 Months Ended
	Apr. 01, 2018	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2022
TAXATION
Withholding tax rate (as a percent)					10.00%
Withholding tax rate applicable to beneficial owner ( as a percent)					5.00%
United States
TAXATION
Applicable tax rate (as a percent)		21.00%	35.00%		35.00%
Hong Kong
TAXATION
Applicable tax rate (as a percent)					16.50%
Hong Kong | Assessable profits on the first HK$2 million
TAXATION
Applicable tax rate (as a percent)	8.25%
Hong Kong | Assessable profits in excess of HK$2 million
TAXATION
Applicable tax rate (as a percent)					16.50%
China
TAXATION
Applicable tax rate (as a percent)					25.00%
Preferential tax rate (as a percent)					15.00%
Super deduction of research and development expenses (as a percent)					175.00%
Pre-tax deduction ratio for R&D expenses				100.00%	75.00%
China | Futu Network Technology (Shenzhen) Co., Ltd
TAXATION
Preferential tax rate (as a percent)							15.00%
Preferential tax rate, valid period					3 years	3 years
Singapore
TAXATION
Applicable tax rate (as a percent)					17.00%